UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
July 31, 2026
Date of reporting period:
January 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis New York Venture Fund
Class A / NYVTX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2026
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$50	0.91%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 18.61%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	23.48%	12.97%	13.46%
Davis New York Venture Fund (Class A) — With sales charge*	17.61%	11.89%	12.92%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6
Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis New York Venture Fund
Class C / NYVCX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2026
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$96	1.74%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 18.12%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	22.44%	12.04%	12.73%
Davis New York Venture Fund (Class C) — With CDSC*,**	21.44%	12.04%	12.73%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6
Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis New York Venture Fund
Class R / NYVRX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2026
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$66	1.20%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 18.43%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	23.10%	12.67%	13.14%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6
Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis New York Venture Fund
Class Y / DNVYX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2026
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$37	0.67%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 18.71%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +7%) and underweight (average weighting 12% vs 34%)
    Applied Materials (+80%) and Samsung Electronics (+119%) - two largest individual contributors
  Financials - outperformed the Index sector (+15% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), and Ping An Insurance (+38%)
  Health Care - outperformed the Index sector (+23% vs +20%) and overweight (average weighting 13% vs 9%)
    Viatris (+53%)
  Overweight in Energy (average weighting 5% vs 3%), a stronger performing sector of the Index
    Coterra Energy (+20%)
  Individual holdings
    Alphabet (+76%), Teck Resources (+66%), and Tyson Foods (+27%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+6% vs +24%)
    Pinterest (-43%) and Meta Platforms (-7%) - two largest individual detractors
    IAC (-6%) and Angi (-20%)
  Consumer Discretionary - underperformed the Index sector (-2% vs +9%)
    MGM Resorts (-8%) and Trip.com Group (-1%)
  Significantly overweight in Financials (average weighting 33% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-7% vs +10%)
    Owens Corning (-13%), DiDi Global (-6%), and AGCO (-3%)
  Individual holding
    OCI (-25%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	23.75%	13.25%	13.73%
S&P 500 Index	16.35%	14.98%	15.56%
Russell 1000 Value Index	15.83%	12.52%	11.60%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/26 (in billions)	$7.3
Total number of portfolio holdings as of 01/31/26	47
Portfolio turnover rate for the period	6%
Total advisory fees paid for the period (in millions)	$18.6
Top Sectors as of 01/31/26 Net Assets
Financials	30.40%
Health Care	12.45%
Consumer Discretionary	11.78%
Communication Services	11.36%
Information Technology	9.43%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis New York Venture Fund
(portfolio of Davis New York Venture Fund, Inc.)
January 31, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS NEW YORK VENTURE FUND

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.14%)
COMMUNICATION SERVICES – (11.36%)
Media & Entertainment – (11.36%)
Alphabet Inc., Class A	968,626	$327,395,588
Angi Inc., Class A *	591,174	7,673,438
ASAC II L.P. *(a)(b)(c)	4,156,451	4,378,822
IAC Inc. *	1,125,830	41,599,418
Meta Platforms, Inc., Class A	499,276	357,731,254
Pinterest, Inc., Class A *	4,095,200	90,626,776
Total Communication Services		829,405,296
CONSUMER DISCRETIONARY – (11.78%)
Consumer Discretionary Distribution & Retail – (5.75%)
Amazon.com, Inc. *	1,035,579	247,814,055
Naspers Ltd. - N (South Africa)	311,145	19,097,749
Prosus N.V., Class N (Netherlands)	2,673,416	153,550,622
		420,462,426
Consumer Services – (6.03%)
MGM Resorts International *	8,204,840	275,190,334
Restaurant Brands International Inc. (Canada)	1,077,600	72,188,424
Trip.com Group Ltd., ADR (China)	1,512,420	92,817,215
		440,195,973
Total Consumer Discretionary		860,658,399
CONSUMER STAPLES – (4.26%)
Food, Beverage & Tobacco – (4.26%)
Darling Ingredients Inc. *	987,049	45,068,658
JBS N.V., Class A (Brazil) *	1,695,060	26,697,195
Tyson Foods, Inc., Class A	3,666,401	239,525,977
Total Consumer Staples		311,291,830
ENERGY – (7.27%)
ConocoPhillips	598,160	62,346,217
Coterra Energy Inc.	11,020,263	317,934,587
Tourmaline Oil Corp. (Canada)	3,185,980	150,776,302
Total Energy		531,057,106
FINANCIALS – (30.40%)
Banks – (9.40%)
Danske Bank A/S (Denmark)	3,373,657	172,154,043
U.S. Bancorp	6,507,680	365,145,925
Wells Fargo & Co.	1,647,744	149,104,354
		686,404,322
Financial Services – (12.96%)
Capital Markets – (1.79%)
Julius Baer Group Ltd. (Switzerland)	1,562,940	130,647,672
Consumer Finance – (7.36%)
Capital One Financial Corp.	2,457,576	538,037,114
Financial Services – (3.81%)
Berkshire Hathaway Inc., Class A *	385	278,162,500
		946,847,286
Insurance – (8.04%)
Life & Health Insurance – (4.46%)
AIA Group Ltd. (Hong Kong)	9,068,390	104,879,487
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	220,994,190
		325,873,677
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.58%)
Chubb Ltd.	379,170	$117,375,865
Markel Group Inc. *	70,672	144,216,110
		261,591,975
		587,465,652
Total Financials		2,220,717,260
HEALTH CARE – (12.45%)
Health Care Equipment & Services – (8.81%)
Cigna Group	186,379	51,088,348
CVS Health Corp.	3,822,990	284,889,215
Quest Diagnostics Inc.	360,020	67,334,540
Solventum Corp. *	1,586,440	122,108,287
UnitedHealth Group Inc.	410,500	117,784,765
		643,205,155
Pharmaceuticals, Biotechnology & Life Sciences – (3.64%)
Viatris Inc.	20,344,401	266,308,209
Total Health Care		909,513,364
INDUSTRIALS – (3.64%)
Capital Goods – (2.09%)
AGCO Corp.	660,776	74,938,606
Orascom Construction PLC (United Arab Emirates)	1,446,001	11,733,378
Owens Corning	550,921	66,022,373
		152,694,357
Transportation – (1.55%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	113,308,413
Total Industrials		266,002,770
INFORMATION TECHNOLOGY – (9.43%)
Semiconductors & Semiconductor Equipment – (5.91%)
Applied Materials, Inc.	700,379	225,746,159
Texas Instruments Inc.	953,962	205,626,509
		431,372,668
Technology Hardware & Equipment – (3.52%)
Samsung Electronics Co., Ltd. (South Korea)	2,304,850	257,001,824
Total Information Technology		688,374,492
MATERIALS – (2.55%)
OCI N.V. (Netherlands)	1,822,154	7,278,828
Teck Resources Ltd., Class B (Canada)	3,323,982	178,697,272
Total Materials		185,976,100
TOTAL COMMON STOCK – (Identified cost $4,012,489,059)		6,802,996,617

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (7.09%)
Anglesea Funding PLC/ Anglesea Funding LLC, Commercial Paper, 3.6614%, 02/02/26	$185,000,000	$184,981,192
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (d)	31,092,000	31,092,000

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
January 31, 2026 (Unaudited)
	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (e)	$41,456,000	$41,456,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (f)	260,220,000	260,220,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $517,749,192)		517,749,192
Total Investments – (100.23%) – (Identified cost $4,530,238,251)		7,320,745,809
Liabilities Less Other Assets – (0.23%)		(16,871,016)
Net Assets – (100.00%)		$7,303,874,793

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)
Dated 01/30/26, repurchase value of $31,101,587 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$31,713,840).

(e)	Dated 01/30/26, repurchase value of $41,468,610 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.00%, 07/01/43-01/01/56, total fair value $42,285,120).
(f)
Dated 01/30/26, repurchase value of $260,300,235 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value
$265,424,400).

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Assets and Liabilities
At January 31, 2026 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$7,320,745,809
Cash	622
Cash - foreign currencies**	5
Receivables:
Capital stock sold	3,873,187
Dividends and interest	14,888,616
Investment securities sold	171,667,632
Prepaid expenses	202,394
Total assets	7,511,378,265

LIABILITIES:
Payables:
Capital stock redeemed	190,851,822
Investment securities purchased	10,733,920
Accrued distribution and service plan fees	1,017,570
Accrued investment advisory fees	3,352,650
Other accrued expenses	1,547,510
Total liabilities	207,503,472

NET ASSETS	$7,303,874,793

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$12,068,426

Additional paid-in capital	3,916,519,151

Distributable earnings	3,375,287,216
Net Assets	$7,303,874,793

*Including:
Cost of investments	$4,530,238,251
**Cost of cash - foreign currencies	5

CLASS A SHARES:
Net assets	$5,122,205,336
Shares outstanding	171,150,580
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$29.93
Maximum offering price per share (100/95.25 of net asset value)†	$31.42

CLASS C SHARES:
Net assets	$77,631,955
Shares outstanding	3,472,215
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$22.36

CLASS R SHARES:
Net assets	$54,433,549
Shares outstanding	1,813,891
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$30.01

CLASS Y SHARES:
Net assets	$2,049,603,953
Shares outstanding	64,931,838
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$31.57

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Operations
For the six months ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$56,826,990
Interest		2,753,077
Total income		59,580,067

Expenses:
Investment advisory fees (Note 3)	$18,634,032
Custodian fees	857,424
Transfer agent fees:
Class A	2,117,745
Class C	58,431
Class R	32,235
Class Y	701,924
Audit fees	63,156
Legal fees	32,294
Accounting fees (Note 3)	168,750
Reports to shareholders	136,517
Tax service fees	6,204
Directors’ fees and expenses	165,798
Registration and filing fees	76,500
ReFlow liquidity program fees (Note 7)	428,704
Miscellaneous	135,189
Distribution and service plan fees (Note 3):
Class A	5,551,571
Class C	393,053
Class R	130,906
Total expenses		29,690,433
Net investment income		29,889,634

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		227,074,954
In-kind redemptions (Note 2, 7)		401,778,582
Foreign currency transactions		254,736
Net realized gain		629,108,272
Net increase in unrealized appreciation		521,686,808
Net realized and unrealized gain on investments and foreign currency transactions		1,150,795,080
Net increase in net assets resulting from operations		$1,180,684,714

*Net of foreign taxes withheld of		$1,789,221
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statements of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025

OPERATIONS:
Net investment income	$29,889,634	$106,307,008
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	629,108,272	1,118,769,458
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	521,686,808	(434,759,051)
Net increase in net assets resulting from operations	1,180,684,714	790,317,415

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(174,772,525)	(906,390,403)
Class B†	–	(584,714)
Class C	(3,210,798)	(19,918,362)
Class R	(1,840,035)	(10,631,938)
Class Y	(68,369,446)	(338,427,136)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	(147,636,599)	219,796,795
Class B†	–	(2,778,085)
Class C	(9,277,807)	(3,970,494)
Class R	(3,926,238)	(6,107,414)
Class Y	(4,672,076)	148,117,800

Total increase (decrease) in net assets	766,979,190	(130,576,536)

NET ASSETS:
Beginning of period	6,536,895,603	6,667,472,139
End of period	$7,303,874,793	$6,536,895,603

†	For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in four classes, Class A, Class C, Class R, and Class Y. Class B shares were closed by conversion into Class A shares on July 29, 2025. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$825,026,474	$–	$4,378,822	$829,405,296
Consumer Discretionary	860,658,399	–	–	860,658,399
Consumer Staples	311,291,830	–	–	311,291,830
Energy	531,057,106	–	–	531,057,106
Financials	2,220,717,260	–	–	2,220,717,260
Health Care	909,513,364	–	–	909,513,364
Industrials	266,002,770	–	–	266,002,770
Information Technology	688,374,492	–	–	688,374,492
Materials	185,976,100	–	–	185,976,100
Short-Term Investments	–	517,749,192	–	517,749,192
Total Investments	$6,798,617,795	$517,749,192	$4,378,822	$7,320,745,809
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2026 was $205,329. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at August 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2026
Investments in Securities:
Common Stock	$4,173,493	$–	$–	$205,329	$–	$–	$–	$4,378,822
Total Level 3	$4,173,493	$–	$–	$205,329	$–	$–	$–	$4,378,822
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at January 31, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,378,822	Income Approach / Discounted Cash Flow	Annualized Yield	4.571%	Decrease
Total Level 3	$4,378,822
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended January 31, 2026, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
At January 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,558,365,540

Unrealized appreciation	3,073,521,370
Unrealized depreciation	(311,141,101)
Net unrealized appreciation	$2,762,380,269
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include foreign currency transactions, wash sales, partnership income, corporate actions, in-kind redemptions, passive foreign investment company shares, Directors’ deferred compensation payments, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Fund follows the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the six months ended January 31, 2026 were $385,044,261 and $697,407,417, respectively.
The proceeds from in-kind redemptions of investment securities during the six months ended January 31, 2026 was $456,016,322.
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waivers of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2026 approximated 0.54% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class R shares, 1.25%; and Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through December 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has waived or reimbursed to the Fund.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2026 amounted to $309,662. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2026 amounted to $168,750.
Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)
of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold. Payments under the Class R 12b-1 Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R 12b-1 Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2026 (Unaudited)
	Class A	Class C	Class R
Distribution fees	$–	$294,790	$65,453
Service fees	5,551,571	98,263	65,453
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Fund are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2026 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of	CDSCs received by the Distributor from
Retained by Distributor	Re-allowed to investment dealers	Class C
$43,196	$233,009	$36,655	$1,833
NOTE 4 - CAPITAL STOCK
At January 31, 2026, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 1.725 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

		Six months ended January 31, 2026 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	Class A	1,967,583	5,822,486	(13,114,226)	(5,324,157)
	Class C	197,587	146,541	(779,533)	(435,405)
	Class R	73,327	64,196	(274,974)	(137,451)
	Class Y*	20,197,387	2,186,974	(22,565,253)	(180,892)
Value:	Class A	$55,858,266	$166,173,752	$(369,668,617)	$(147,636,599)
	Class C	4,249,567	3,128,639	(16,656,013)	(9,277,807)
	Class R	2,083,017	1,837,932	(7,847,187)	(3,926,238)
	Class Y*	610,528,637	65,827,912	(681,028,625)	(4,672,076)

*	Sold and redeemed amounts include activity in connection with in-kind transactions (See Notes 2 and 7 of the Notes to Financial Statements).

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended July 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	Class A	3,081,410	32,742,597	(26,636,984)	9,187,023
	Class B†	–	30,906	(178,199)	(147,293)
	Class C	409,625	960,153	(1,518,993)	(149,215)
	Class R	163,828	402,556	(785,794)	(219,410)
	Class Y*	16,352,859	11,784,184	(22,624,961)	5,512,082
Value:	Class A	$83,096,336	$861,358,307	$(724,657,848)	$219,796,795
	Class B†	–	573,175	(3,351,260)	(2,778,085)
	Class C	8,737,564	19,370,190	(32,078,248)	(3,970,494)
	Class R	4,521,140	10,628,307	(21,256,861)	(6,107,414)
	Class Y*	460,876,987	325,527,274	(638,286,461)	148,117,800

†	For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
*	Sold and redeemed amounts include activity in connection with in-kind transactions (See Notes 2 and 7 of the Notes to Financial Statements).
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2026, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,378,822 or 0.06% of the Fund’s net assets as of January 31, 2026.
Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of January 31, 2026

ASAC II L.P.	10/10/13	4,156,451	$1.0000	$1.0535
NOTE 7 - REFLOW LIQUIDITY PROGRAM
The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 7 - REFLOW LIQUIDITY PROGRAM – (CONTINUED)
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing the Fund's net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the six months ended January 31, 2026 was as follows:

Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
9,770,004	$289,663,400	9,903,408	$293,755,637	$248,222,602

DAVIS NEW YORK VENTURE FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2026[e]	$26.15	$0.11	$4.71	$4.82
Year ended July 31, 2025	$28.37	$0.43	$2.94	$3.37
Year ended July 31, 2024	$27.01	$0.27	$4.64	$4.91
Year ended July 31, 2023	$23.08	$0.33	$4.81	$5.14
Year ended July 31, 2022	$33.16	$0.24	$(5.60)	$(5.36)
Year ended July 31, 2021	$27.04	$0.07	$10.68	$10.75
Davis New York Venture Fund Class C:
Six months ended January 31, 2026[e]	$19.74	$–[g]	$3.53	$3.53
Year ended July 31, 2025	$22.60	$0.16	$2.29	$2.45
Year ended July 31, 2024	$22.15	$0.03	$3.74	$3.77
Year ended July 31, 2023	$19.08	$0.11	$3.96	$4.07
Year ended July 31, 2022	$28.33	$–[g]	$(4.67)	$(4.67)
Year ended July 31, 2021	$23.64	$(0.17)	$9.31	$9.14
Davis New York Venture Fund Class R:
Six months ended January 31, 2026[e]	$26.22	$0.07	$4.72	$4.79
Year ended July 31, 2025	$28.43	$0.35	$2.95	$3.30
Year ended July 31, 2024	$27.07	$0.19	$4.65	$4.84
Year ended July 31, 2023	$23.15	$0.27	$4.82	$5.09
Year ended July 31, 2022	$33.24	$0.18	$(5.61)	$(5.43)
Year ended July 31, 2021	$27.10	$(0.02)	$10.70	$10.68
Davis New York Venture Fund Class Y:
Six months ended January 31, 2026[e]	$27.54	$0.16	$4.95	$5.11
Year ended July 31, 2025	$29.62	$0.52	$3.09	$3.61
Year ended July 31, 2024	$28.06	$0.35	$4.84	$5.19
Year ended July 31, 2023	$23.94	$0.41	$5.00	$5.41
Year ended July 31, 2022	$34.23	$0.32	$(5.80)	$(5.48)
Year ended July 31, 2021	$27.83	$0.16	$10.99	$11.15

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-
kind redemptions are excluded from the calculation.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$(0.89)	$–	$(1.04)	$29.93	18.61%	$5,122	0.91%[f]	0.91%[f]	0.80%[f]	6%
$(0.47)	$(5.12)	$–	$(5.59)	$26.15	12.79%	$4,615	0.91%	0.91%	1.58%	17%
$(0.28)	$(3.27)	$–	$(3.55)	$28.37	19.59%	$4,746	0.92%	0.92%	0.98%	17%
$(0.32)	$(0.89)	$–	$(1.21)	$27.01	23.04%	$4,587	0.92%	0.92%	1.43%	7%
$(0.21)	$(4.51)	$–	$(4.72)	$23.08	(17.77)%	$4,313	0.91%	0.91%	0.83%	17%
$(0.18)	$(4.45)	$–	$(4.63)	$33.16	40.63%	$5,977	0.89%	0.89%	0.22%	17%

$(0.02)	$(0.89)	$–	$(0.91)	$22.36	18.12%	$78	1.74%[f]	1.74%[f]	(0.03)%[f]	6%
$(0.19)	$(5.12)	$–	$(5.31)	$19.74	11.84%	$77	1.75%	1.75%	0.74%	17%
$(0.05)	$(3.27)	$–	$(3.32)	$22.60	18.58%	$92	1.75%	1.75%	0.15%	17%
$(0.11)	$(0.89)	$–	$(1.00)	$22.15	22.03%	$102	1.75%	1.75%	0.60%	7%
$(0.07)	$(4.51)	$–	$(4.58)	$19.08	(18.45)%	$112	1.73%	1.73%	0.01%	17%
$–	$(4.45)	$–	$(4.45)	$28.33	39.49%	$186	1.71%	1.71%	(0.60)%	17%

$(0.11)	$(0.89)	$–	$(1.00)	$30.01	18.43%	$54	1.20%[f]	1.20%[f]	0.51%[f]	6%
$(0.39)	$(5.12)	$–	$(5.51)	$26.22	12.46%	$51	1.20%	1.20%	1.29%	17%
$(0.21)	$(3.27)	$–	$(3.48)	$28.43	19.22%	$62	1.20%	1.20%	0.70%	17%
$(0.28)	$(0.89)	$–	$(1.17)	$27.07	22.84%	$57	1.19%	1.19%	1.16%	7%
$(0.15)	$(4.51)	$–	$(4.66)	$23.15	(18.02)%	$56	1.12%	1.12%	0.62%	17%
$(0.09)	$(4.45)	$–	$(4.54)	$33.24	40.20%	$80	1.19%	1.19%	(0.08)%	17%

$(0.19)	$(0.89)	$–	$(1.08)	$31.57	18.71%	$2,050	0.67%[f]	0.67%[f]	1.04%[f]	6%
$(0.57)	$(5.12)	$–	$(5.69)	$27.54	13.08%	$1,793	0.67%	0.67%	1.82%	17%
$(0.36)	$(3.27)	$–	$(3.63)	$29.62	19.89%	$1,765	0.67%	0.67%	1.23%	17%
$(0.40)	$(0.89)	$–	$(1.29)	$28.06	23.36%	$1,732	0.67%	0.67%	1.68%	7%
$(0.30)	$(4.51)	$–	$(4.81)	$23.94	(17.59)%	$1,739	0.66%	0.66%	1.08%	17%
$(0.30)	$(4.45)	$–	$(4.75)	$34.23	40.98%	$2,507	0.64%	0.64%	0.47%	17%

e	Unaudited.
f	Annualized.
g	Less than $0.005 per share.
See Notes to Financial Statements

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	March 25, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	March 25, 2026